UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-1596

FPA Capital Fund, Inc.
(Exact name of registrant as specified in charter)

11400 West Olympic Boulevard, Suite 1200, Los Angeles, California		90064
(Address of principal executive offices)		(Zip code)

J. Richard Atwood, Treasurer, FPA Capital Fund, Inc., 11400 West Olympic Boulevard, Suite 1200, Los Angeles, California 90064
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(310) 473-0225

Date of fiscal year end:	March 31

Date of reporting period:	June 30, 2010

ITEM 1. Schedule of Investments.

FPA Capital Fund, Inc.

Portfolio of Investments

June 30, 2010 (unaudited)

COMMON STOCKS	Shares or Principal Amount	Value

OIL FIELD SERVICES — 24.4%
Atwood Oceanics, Inc.*	676,100	$17,254,072
Baker Hughes Incorporated	864,675	35,944,540
Ensco plc	1,870,600	73,477,168
Patterson-UTI Energy, Inc.	2,035,900	26,202,033
Pride International, Inc.*	1,288,000	28,773,920
Rowan Companies, Inc.*	2,721,000	59,698,740
Seahawk Drilling, Inc.*	85,866	834,617
		$242,185,090
TECHNOLOGY — 14.6%
Arrow Electronics, Inc.*	2,186,700	$48,872,745
Avnet, Inc. *	2,535,100	61,121,261
Western Digital Corporation*	1,169,600	35,275,136
		$145,269,142
OIL AND GAS EXPLORATION — 11.7%
Cabot Oil & Gas Corporation	93,200	$2,919,024
Cimarex Energy Co.	248,600	17,794,788
Newfield Exploration Company*	516,600	25,241,076
Rosetta Resources, Inc.*†	2,760,400	54,683,524
SM Energy Company	388,400	15,598,144
		$116,236,556
RETAILING — 6.8%
Charming Shoppes, Inc. *†	1,002,200	$3,758,250
Foot Locker, Inc.	2,420,816	30,550,698
Signet Jewelers Limited*	1,205,100	33,140,250
		$67,449,198
INDUSTRIAL PRODUCTS — 4.1%
Trinity Industries, Inc.	2,340,300	$41,470,116
FINANCIAL — 3.2%
Mercury General Corporation	763,900	$31,656,016
BASIC MATERIALS — 1.4%
Reliance Steel & Aluminum Co.	383,708	$13,871,044
TOTAL COMMON STOCKS — 66.2% (Cost $510,792,712)		$658,137,162

SHORT-TERM U.S. GOVERNMENT & AGENCY SECURITIES
Federal National Mortgage Association — 0.42% 12/1/10	$44,313,000	$44,263,715
U.S. Treasury Bill — 0.21523% 10/21/10	100,000,000	99,950,220
U.S. Treasury Bill — 0.23027% 9/30/10	80,000,000	79,964,008
TOTAL SHORT-TERM U.S. GOVERNMENT & AGENCY SECURITIES — 22.6% (Cost $224,120,020)		$224,177,943
TOTAL INVESTMENT SECURITIES — 88.8% (Cost $734,912,732)		$882,315,105

SHORT-TERM INVESTMENTS — 11.7% (Cost $116,316,517)
General Electric Company — 0.08% 7/1/10	$35,175,000	$35,175,000
Chevron Funding Corporation — 0.14% 7/8/10	53,000,000	52,998,557
Federal Home Loan Bank Discount Note — 0.15% 7/20/10	28,144,000	28,142,960
TOTAL SHORT-TERM INVESTMENTS		$116,316,517

TOTAL INVESTMENTS — 100.5% (Cost $851,229,249) — NOTE 2		$998,631,622
Other assets and liabilities, net — (0.5)%		(5,251,802)
NET ASSETS — 100.0%		$993,379,820

*       Non-income producing securities

†        Affiliate as defined in the Investment Company Act of 1940 by reason of ownership of 5% or more of its outstanding voting securities during the three-month period ended June 30, 2010.

Following is a summary of transactions in the securities of these affiliates during the three-month period ended June 30, 2010.

	Purchases	Sales	Realized	Dividend
	at Cost	at Cost	Gain/Loss	Income
Charming Shoppes, Inc.	—	$30,308,335	$1,005,093	—
Rosetta Resources, Inc.	—	10,269,893	5,186,822	—

NOTE 1 — Disclosure of Fair Value Measurements

The Fund classifies its assets based on three valuation methodologies.  Level 1 investment securities are valued based on quoted market prices in active markets for identical assets. Level 2 investment securities are valued based on significant observable market inputs, such as quoted prices for similar assets and quoted prices in inactive markets or other market observable inputs. Level 3 investment securities are valued using significant unobservable inputs that reflect the Fund’s determination of assumptions that market participants might reasonably use in valuing the assets. The valuation levels are not necessarily an indication of the risk associated with investing in those securities. The following table presents the valuation levels of the Fund’s investments as of June 30, 2010:

Investments	Level 1	Level 2	Level 3	Total

Common Stocks	$658,137,162	—	—	$658,137,162
Short-Term U.S. Government & Agency Securities	179,914,228	$44,263,715	—	224,177,943
Short-Term Investments	—	116,316,517	—	116,316,517
Total Investments	$838,051,390	$160,580,232	—	$998,631,622

NOTE 2 — Federal Income Tax

The cost stated also approximates the aggregate cost for Federal income tax purposes. Net unrealized appreciation consists of:

Gross unrealized appreciation:	$164,346,481
Gross unrealized depreciation:	(16,944,108)
Net unrealized appreciation:	$147,402,373

ITEM 2. CONTROLS AND PROCEDURES.

(a)                                  The principal executive officer and principal financial officer of the registrant have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

(a)                                  Separate certification for the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940. Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FPA CAPITAL FUND, INC.

By:	/s/ DENNIS M. BRYAN
Dennis M. Bryan, Co-Chief Executive Officer
(Principal Executive Officer)

Date: August 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant  and  in the capacities and on the dates indicated.

FPA CAPITAL FUND, INC.

By:	/s/ DENNIS M. BRYAN
Dennis M. Bryan, Co-Chief Executive Officer
(Principal Executive Officer)

Date: August 27, 2010

By:	/s/ J. RICHARD ATWOOD
J. Richard Atwood, Treasurer
(Principal Financial Officer)

Date: August 27, 2010